Debt - Summary of Future Annual Contractual Principal Payment Commitments of Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023
Debt Instrument [Line Items]
Total	$ 1,793.5	$ 1,861.3
Less aggregate unamortized debt issuance costs	(10.2)	(18.9)
Total debt, net	1,783.3	1,842.4
Senior Credit Facilities
Debt Instrument [Line Items]
2025	860.3
2026	44.5
2027	888.7
2028	0.0
2029	0.0
Thereafter	0.0
Total	1,793.5			$ 1,259.9
Less aggregate unamortized debt issuance costs	(10.2)			(16.3)
Total debt, net	$ 1,783.3			1,243.6
Revolving Credit Facility | Senior Credit Facilities
Debt Instrument [Line Items]
Maturity Date	2026-04
2025	$ 0.0
2026	0.0
2027	575.0
2028	0.0
2029	0.0
Thereafter	0.0
Total	$ 575.0			0.0
Term Loan A | Senior Credit Facilities
Debt Instrument [Line Items]
Maturity Date	2026-04
2025	$ 41.1
2026	44.5
2027	313.7
2028	0.0
2029	0.0
Thereafter	0.0
Total	$ 399.3			428.2
Term Loan B | Senior Credit Facilities
Debt Instrument [Line Items]
Maturity Date	2025-03
2025	$ 819.2
2026	0.0
2027	0.0
2028	0.0
2029	0.0
Thereafter	0.0
Total	819.2			831.7
Starz Business of Lions Gate Entertainment Corp
Debt Instrument [Line Items]
Less aggregate unamortized debt issuance costs	(18.4)	$ (16.8)	$ (18.4)	$ (24.0)
Total debt, net	$ 696.6
Starz Business of Lions Gate Entertainment Corp | 5.5% Senior Notes
Debt Instrument [Line Items]
Maturity Date	2029-04
2025	$ 0.0
2026	0.0
2027	0.0
2028	0.0
2029	0.0
Thereafter	715.0
Total	$ 715.0